Derivative financial instruments and market risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets	€ 206.0
Change in fair value of cash flow hedges	7.0	€ (6.0)	[1]	€ 4.0	[1]
Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						$ 3,615
Derivative financial assets	38.0
Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						1,000
Derivative financial assets	3.0
Change in fair value of cash flow hedges	0.6
Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $							$ 1,500
Derivative financial assets	33.0
Change in fair value of cash flow hedges	2.5
Currency swaps in USD to EUR
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $						$ 1,000
Derivative financial assets	2.0
Change in fair value of cash flow hedges	1.4
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	12,556.0	16,948.0		14,068.0
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	7,559.0	7,655.0		5,064.0
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	4,997.0	9,293.0		9,004.0
Notional amount | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	6,114.0	5,384.0		3,721.0
Notional amount | Less than 1 year | Forward Currency Sales In Pound Sterling
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	384.0	309.0		257.0
Notional amount | Less than 1 year | Forward Currency Sales In Chinese Yuan
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	203.0	70.0		26.0
Notional amount | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2,011.0	4,816.0		6,068.0
Notional amount | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2,154.0	2,910.0		2,250.0
Notional amount | Less than 1 year | Forward currency purchases In Japanese yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	205.0	235.0		68.0
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	90.0	212.0		(216.0)
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	66.0	15.0		10.0
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	24.0	197.0		(226.0)
Fair value | Less than 1 year | Forward currency sales in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	59.0	23.0		20.0
Fair value | Less than 1 year | Forward Currency Sales In Pound Sterling
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	7.0	(2.0)		(6.0)
Fair value | Less than 1 year | Forward Currency Sales In Chinese Yuan
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2.0	(2.0)		0.0
Fair value | Less than 1 year | Forward currency purchases in US Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(4.0)	128.0		(200.0)
Fair value | Less than 1 year | Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	22.0	75.0		(27.0)
Fair value | Less than 1 year | Forward currency purchases In Japanese yen
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 4.0	€ (2.0)		€ 0.0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.